Consolidated Statements of Net Loss and Comprehensive Loss - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019
Profit (Loss)
Revenue from sale of goods	$ 110,149	$ 59,256
Excise taxes	(29,598)	(11,914)
Net revenue from sale of goods	80,551	47,342
Ancillary revenue	233	199
Net revenue	80,784	47,541
Cost of goods sold	127,205	45,532
Gross (loss)/profit before fair value adjustments	(46,421)	2,009
Realized fair value amounts on inventory sold	40,910	16,357
Unrealized gain on changes in fair value of biological assets	(29,356)	(38,856)
Gross (loss)/profit	(57,975)	24,508
Operating expenses
Selling, general and administrative	52,793	45,947
Marketing and promotion	12,474	31,191
Share-based compensation	25,790	28,008
Research and development	4,639	2,822
Depreciation of property, plant and equipment	6,072	1,747
Amortization of intangible assets	3,939	1,767
Restructuring costs	4,767
Impairment of property, plant and equipment	79,418
Impairment of intangible assets	108,189
Impairment of goodwill	111,877
Loss on onerous contract	4,763
Loss on disposal of property, plant and equipment	3,855
Total expenses, by nature	418,576	111,482
Loss from operations	(476,551)	(86,974)
Revaluation of financial instruments gain/(loss)	6,533	(3,730)
Share of loss from investment in associate and joint ventures	(6,331)	(2,964)
Loss on induced conversion of debentures	(54,283)
(Realized loss)/unrealized gain on convertible debenture receivable	(4,806)	1,737
Unrealized loss on investments	(12,880)	(315)
Realized gain on investments	24	(215)
Foreign exchange gain/(loss)	1,392	(78)
Interest and financing expenses	(10,043)	(469)
Interest income	1,902	5,187
Other income	2,531
Loss and comprehensive loss attributable to shareholders before tax	(552,512)	(87,821)
Income tax recovery	6,023	18,213
Net loss and comprehensive loss	(546,489)	(69,608)
Comprehensive loss attributable to:
Shareholders of HEXO Corp.	(546,489)	(69,608)
Non-controlling interest	0	0
Total comprehensive loss	$ (546,489)	$ (69,608)
Net loss per share, basic and diluted	$ (1.77)	$ (0.33)
Weighted average number of outstanding shares
Basic and diluted (in shares)	309,504,695	212,740,552